Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-09-30	12 Months Ended
Dec. 31, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2025
Aggregate Erroneous Compensation Amount	$ 0
Restatement does not require Recovery	in accordance with the Clawback Policy. Based on this analysis, no recovery of incentive-based compensation was required, as no incentive-based compensation was received with respect to the relevant period, and thus there was no erroneously awarded compensation.